Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Entity Registrant Name	Innovative Eyewear, Inc.
Entity Central Index Key	0001808377
Entity Tax Identification Number	84-2794274
Entity Address, Address Line One	11900 Biscayne Blvd.
Entity Address, Address Line Two	Suite 630
Entity Address, City or Town	North Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33181
City Area Code	(954)
Local Phone Number	826-0329
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11900 Biscayne Blvd.
Entity Address, Address Line Two	Suite 630
Entity Address, City or Town	North Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33181
City Area Code	954
Local Phone Number	826-0329